Acquisitions (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 04, 2023	May 19, 2022	Dec. 31, 2023
Acquisitions (Details) [Line Items]
Purchase description			The purchase price amounted to $11,667 in total, of which, $10,179 were paid in cash on the acquisition date, $1,063 are deferred payments ($638 will be paid after 12 months and $425 will be paid after 18 months from the acquisition date) and up to $425 will be paid by the end of March 2024 subject to net working capital adjustments. In addition, NCDC’s three key employees have retention-based payments over two years (2024-2025) of up to $523. These payments are subject to continued employment, and therefore were not included in the purchase price and will be expensed over the requested employment period.
Selling, General and Administrative Expenses [Member]
Acquisitions (Details) [Line Items]
Business combination, acquisition related costs	$ 325
I.T Cognitive Ltd [Member]
Acquisitions (Details) [Line Items]
Acquisition of outstanding shares, percentage		100.00%
Consideration cash, total		$ 3,466